united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	11/30

Date of reporting period:	11/30/2024

Item 1. Reports to Stockholders.

(a)

National Security Emerging Markets Index ETF

(NSI) NASDAQ

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about National Security Emerging Markets Index ETF for the period of December 6, 2023 to November 30, 2024. You can find additional information about the Fund at www.nationalsecurityindex.com. You can also request this information by contacting us at 833-906-5569.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
National Security Emerging Markets Index ETF	$76	0.75%

How did the Fund perform during the reporting period?

The performance of the National Security Emerging Markets Index ETF was in line relative to its peer group of thematic strategies within the diversified emerging markets category.  Emerging markets in the later months of the reporting period were challenged by geopolitical events ranging from political instability to uncertainty about future United States tariff policies following Donald Trump’s victory in the November presidential election.  The asset class also faced headwinds from a strong U.S. dollar on expectations of fewer Federal Reserve interest rate cuts.  Country performance was highest in Taiwan, China and India, each of which attracted capital flows related to growth stories in artificial intelligence and related semiconductor industries.  Performance was weakest in Mexico and Brazil.  South Korean equities also pulled back toward the end of the reporting period amidst growing political uncertainty.  At the individual security level, the Fund benefited from exposure to its largest holding, Taiwan Semiconductor Manufacturing; its largest detractor was Samsung Electronics.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

National Security Emerging Markets Index ETF - NAV
MSCI Emerging Markets Index
Alerian National Security Emerging Markets NTR Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,324
$11,025
$10,730
12/06/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24

	National Security Emerging Markets Index ETF - NAV	MSCI Emerging Markets Index	Alerian National Security Emerging Markets NTR Index
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,504	$10,519	$10,538
01/31/24	$10,006	$10,031	$9,938
02/29/24	$10,524	$10,508	$10,382
03/31/24	$10,640	$10,768	$10,640
04/30/24	$10,528	$10,816	$10,522
05/31/24	$10,781	$10,877	$10,688
06/30/24	$10,785	$11,306	$11,043
07/31/24	$10,764	$11,340	$10,924
08/31/24	$10,809	$11,523	$11,079
09/30/24	$11,358	$12,293	$11,796
10/31/24	$11,103	$11,746	$11,461
11/30/24	$10,730	$11,324	$11,025

Average Annual Total Returns

Since Inception (December 6, 2023)
National Security Emerging Markets Index ETF - NAV	7.30%
MSCI Emerging Markets Index	13.24%
Alerian National Security Emerging Markets NTR Index	10.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.7%
Financials
21.0%
Communications
15.1%
Consumer Discretionary
10.4%
Materials
6.4%
Energy
5.1%
Consumer Staples
3.2%
Industrials
3.1%
Utilities
2.2%
Health Care
1.9%
Real Estate
0.2%
Other Assets in Excess of Liabilities
4.7%

Value	Value
Other Assets in Excess of Liabilities	4.7%
Real Estate	0.2%
Health Care	1.9%
Utilities	2.2%
Industrials	3.1%
Consumer Staples	3.2%
Energy	5.1%
Materials	6.4%
Consumer Discretionary	10.4%
Communications	15.1%
Financials	21.0%
Technology	26.7%

Fund Statistics

  Net Assets$7,638,574
  Number of Portfolio Holdings120
  Advisory Fee $46,369
  Portfolio Turnover42%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Country Weighting (% of net assets)

Taiwan Province Of China 20.3%
Cayman Islands 18.1%
Korea (Republic Of) 14.3%
India 13.8%
Brazil 9.5%
Mexico 4.9%
South Africa 4.0%
Indonesia 2.4%
China 2.3%
Chile 1.5%
Other Countries 4.2%
Other Assets in Excess of Liabilities 4.7%

Value	Value
Other Assets in Excess of Liabilities	4.7%
Other Countries	4.2%
Chile	1.5%
China	2.3%
Indonesia	2.4%
South Africa	4.0%
Mexico	4.9%
Brazil	9.5%
India	13.8%
Korea (Republic Of)	14.3%
Cayman Islands	18.1%
Taiwan Province Of China	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	11.7%
Samsung Electronics Company Ltd.	5.4%
HDFC Bank Ltd.	3.9%
PDD Holdings, Inc.	3.8%
Reliance Industries Ltd.	2.8%
Hon Hai Precision Industry Company Ltd.	2.6%
ICICI Bank Ltd.	2.3%
Chunghwa Telecom Company Ltd.	2.1%
ASE Technology Holding Company Ltd.	2.1%
Meituan	1.8%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nationalsecurityindex.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

National Security Emerging Markets Index ETF

Annual Shareholder Report - November 30, 2024

TSR-AR 113024-NSI

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that Mr. Joseph Breslin are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$13,600
2023	$-

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$3,000
2023	$-

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2024 and 2023, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

NSI

Annual Financial Statements and Additional Information

November 30, 2024

Listed and traded on:

the NASDAQ, Inc.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

SCHEDULE OF INVESTMENTS

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.3%
	AEROSPACE & DEFENSE - 0.2%
362	Embraer S.A. - ADR(a)	$13,839

	ASSET MANAGEMENT - 0.3%
1,680	XP, Inc., Class A	22,747

	AUTOMOTIVE - 1.4%
1,981	Li Auto, Inc., Class A - ADR(a)	46,910
5,649	NIO, Inc. - ADR(a)	25,308
2,862	XPeng, Inc. - ADR(a)	34,487
		106,705
	BANKING - 18.3%
5,495	Akbank TAS - ADR	19,013
1,320	Axis Bank Ltd.	88,440
10,519	Banco Bradesco S.A. - ADR	22,405
1,344	Banco de Chile - ADR	30,643
3,296	Banco do Brasil S.A. - ADR	13,612
1,612	Banco Santander Brasil S.A. - ADR	6,706
964	Banco Santander Chile - ADR	18,287
862	Bancolombia S.A. - ADR	28,187
3,287	Bank Central Asia Tbk P.T. - ADR	51,967
2,221	Bank Mandiri Persero Tbk P.T. - ADR	34,736
4,306	Bank Rakyat Indonesia Persero Tbk P.T. - ADR	57,959
100	Credicorp Ltd.	18,547
1,221	Grupo Financiero Banorte S.A.B. de C.V. - ADR	40,940
4,457	HDFC Bank Ltd. - ADR	297,550
5,793	ICICI Bank Ltd. - ADR	176,977
8,619	Itau Unibanco Holding S.A. - ADR	46,198
1,423	KB Financial Group, Inc. - ADR	98,088
5,335	NU Holdings Ltd./Cayman Islands, CLASS A(a)	66,848
2,414	Shinhan Financial Group Company Ltd. - ADR	93,132
1,933	Standard Bank Group Ltd. - ADR	25,496
806	State Bank of India	80,358
2,462	Woori Financial Group, Inc. - ADR	87,992
		1,404,081

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	BEVERAGES - 2.1%
25,275	Ambev S.A. - ADR	$53,583
486	Coca-Cola Femsa S.A.B. de C.V. - ADR	38,700
735	Fomento Economico Mexicano S.A.B. de C.V. - ADR	65,701
		157,984
	BIOTECH & PHARMA - 1.9%
225	BeiGene Ltd. - ADR(a)	48,375
4,695	Dr Reddy’s Laboratories Ltd. - ADR	66,388
1,254	Hutchison China MediTech Ltd. - ADR(a)	21,255
3,619	Hypera S.A. - ADR	11,617
		147,635
	CHEMICALS - 1.2%
1,280	Braskem S.A. - ADR(a)	6,426
9,363	Sasol Ltd. - ADR	46,909
992	Sociedad Quimica y Minera de Chile S.A. - ADR	38,152
		91,487
	CONSTRUCTION MATERIALS - 0.6%
3,756	Cemex S.A.B. de C.V. - ADR	20,921
244	Tecnoglass, Inc.	19,776
		40,697
	CONSUMER SERVICES - 0.7%
542	New Oriental Education & Technology Group, Inc. - ADR	31,610
2,383	TAL Education Group - ADR(a)	23,663
		55,273
	E-COMMERCE DISCRETIONARY - 6.7%
1,820	Coupang, Inc.(a)	46,155
70	MercadoLibre, Inc.(a)	138,962
3,026	PDD Holdings, Inc. - ADR(a)	292,190
3,092	Vipshop Holdings Ltd. - ADR	42,700
		520,007
	ELECTRIC UTILITIES - 1.6%
2,078	Centrais Eletricas Brasileiras S.A. - ADR	11,865
4,694	Cia Energetica de Minas Gerais - ADR	9,153
1,194	Cia Paranaense de Energia - ADR	7,725
11,188	Enel Chile S.A. - ADR	30,431

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	ELECTRIC UTILITIES - 1.6% (Continued)
7,204	Korea Electric Power Corporation - ADR(a)	$64,837
		124,011
	ENTERTAINMENT CONTENT - 1.9%
1,411	Bilibili, Inc. - ADR(a)	27,049
1,359	NetEase, Inc. - ADR	118,885
		145,934
	FOOD - 0.4%
1,895	BRF S.A. - ADR	7,826
1,624	JBS S/A - ADR	19,976
		27,802
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
1,341	Suzano S.A. - ADR	13,879

	GAS & WATER UTILITIES - 0.6%
505	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	7,706
1,441	ENN Energy Holdings Ltd. - ADR	39,095
		46,801
	HOME & OFFICE PRODUCTS - 0.3%
1,906	Haier Smart Home Company Ltd. - ADR	25,350

	INSURANCE - 1.7%
4,156	BB Seguridade Participacoes S.A. - ADR	22,816
8,929	Ping An Insurance Group Company of China Ltd. - ADR	104,380
		127,196
	INTERNET MEDIA & SERVICES - 6.2%
630	Autohome, Inc. - ADR	17,331
8,080	iQIYI, Inc. - ADR(a)	17,453
1,404	Kanzhun Ltd. - ADR	18,954
2,532	KE Holdings, Inc., Institutional Class - ADR	47,728
122	MakeMyTrip Ltd.(a)	13,999
3,378	Meituan - ADR(a)	140,863
2,931	Naspers Ltd., Class N - ADR	133,976
1,294	Trip.com Group Ltd. - ADR(a)	83,657
		473,961

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	LEISURE FACILITIES & SERVICES - 0.9%
1,150	Huazhu Group Ltd. - ADR	$36,996
582	Yum China Holdings, Inc.	27,092
		64,088
	MACHINERY - 0.4%
3,472	WEG S.A. - ADR	31,005

	METALS & MINING - 2.8%
2,846	China Shenhua Energy Company Ltd. - ADR	47,130
844	Cia de Minas Buenaventura S.A.A - ADR	10,212
1,951	Gold Fields Ltd. - ADR	28,270
1,835	Harmony Gold Mining Company Ltd. - ADR	16,864
3,594	Impala Platinum Holdings Ltd. - ADR(a)	20,881
3,957	Sibanye Stillwater Ltd. - ADR(a)	16,184
7,681	Vale S.A. - ADR	75,735
		215,276
	OFFICE REIT - 0.1%
475	Vesta Real Estate Corporation - ADR	11,447

	OIL & GAS PRODUCERS - 4.7%
986	Cosan S.A. - ADR	6,517
1,712	Ecopetrol S.A. - ADR	13,747
6,734	Petroleo Brasileiro S.A. - ADR	96,162
3,578	Reliance Industries Ltd. 144A(b)	215,754
2,235	Ultrapar Participacoes S.A. - ADR	6,593
340	Vista Oil & Gas S.A.B. de C.V. - ADR(a)	18,098
		356,871
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
820	Seadrill Ltd.(a)	33,325

	RETAIL - CONSUMER STAPLES - 0.7%
2,075	Wal-Mart de Mexico S.A.B. de C.V. - ADR	54,905

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	RETAIL - DISCRETIONARY - 0.2%
2,112	Localiza Rent a Car S.A. - ADR	$12,883

	SEMICONDUCTORS - 15.7%
16,484	ASE Technology Holding Company Ltd. - ADR	160,224
4,831	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	892,092
20,629	United Microelectronics Corporation - ADR	139,246
		1,191,562
	SPECIALTY FINANCE - 0.7%
1,095	360 DigiTech, Inc. - ADR	41,731
5,158	Lufax Holding Ltd. - ADR	12,637
		54,368
	STEEL - 1.6%
5,357	Gerdau S.A. - ADR	18,000
1,990	POSCO - ADR	102,723
		120,723
	TECHNOLOGY HARDWARE - 9.1%
215	Credo Technology Group Holding Ltd.(a)	10,526
70	Fabrinet(a)	16,421
16,179	Hon Hai Precision Industry Company Ltd.	195,442
19,228	LG Display Company Ltd. – ADR(a)	64,991
417	Samsung Electronics Company Ltd.	409,077
		696,457
	TECHNOLOGY SERVICES - 2.0%
4,383	Infosys Ltd. - ADR	96,733
1,360	Pagseguro Digital Ltd., Class A(a)	9,982
1,189	StoneCompany Ltd.(a)	11,272
4,904	Wipro Ltd. - ADR	34,279
		152,266
	TELECOMMUNICATIONS - 7.0%
2,760	America Movil S.A.B. de C.V. - ADR	40,931
4,274	Chunghwa Telecom Company Ltd. - ADR	162,796
5,699	KT Corporation - ADR	103,437
2,198	PLDT, Inc. - ADR	48,774
2,642	SK Telecom Company Ltd. - ADR	63,989

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	TELECOMMUNICATIONS - 7.0% (Continued)
1,199	Telefonica Brasil S.A. - ADR	$9,844
1,748	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	29,856
527	TIM SA Brazil - ADR	6,798
7,114	Turkcell Iletisim Hizmetleri A/S - ADR	47,166
3,172	Vodacom Group Ltd. - ADR	17,747
		531,338
	TRANSPORTATION & LOGISTICS - 2.5%
4,605	Full Truck Alliance Company Ltd. - ADR	46,096
412	Grupo Aeroportuario del Centro Norte S.A.B. del centro norte - ADR	26,875
208	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	39,100
131	Grupo Aeroportuario del Sureste SAB de CV - ADR	34,078
2,558	ZTO Express Cayman, Inc. - ADR	48,602
		194,751
	WHOLESALE - DISCRETIONARY - 0.2%
2,220	Sendas Distribuidora S.A. - ADR(a)	11,677

	TOTAL COMMON STOCKS (Cost $7,101,040)	7,278,331

	TOTAL INVESTMENTS - 95.3% (Cost $7,101,040)	$7,278,331
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%	360,243
	NET ASSETS - 100.0%	$7,638,574

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024 the total market value of Rule 144A securities is 215,754 or 2.8% of net assets.

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2024

ASSETS
Investment securities:
Securities at Cost	$7,101,040
Securities at Value	$7,278,331
Cash	355,079
Dividends and interest receivable	9,982
TOTAL ASSETS	7,643,392

LIABILITIES
Investment advisory fees payable	4,818
TOTAL LIABILITIES	4,818
NET ASSETS	$7,638,574

Net Assets Consist of:
Paid in capital	$7,528,515
Accumulated earnings	110,059
NET ASSETS	$7,638,574

Net Asset Value Per Share:
Net Assets	$7,638,574
Shares of beneficial interest outstanding (a)	290,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$26.34

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

STATEMENT OF OPERATIONS

For the Period Ended November 30, 2024*

INVESTMENT INCOME
Dividends (net of $36,283 foreign withholding taxes)	$153,699
Interest	15,520
TOTAL INVESTMENT INCOME	169,219

EXPENSES
Investment advisory fees	46,369

NET INVESTMENT INCOME	122,850

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(69,226)
Foreign currency transactions	(17)
(69,243)
Net change in unrealized appreciation on:
Investments	177,291

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	108,048

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$230,898

*	The National Security Emerging Markets Index ETF commenced operations on December 6, 2023.

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended November 30, 2024*
FROM OPERATIONS:
Net investment income	$122,850
Net realized loss on investment transactions	(69,243)
Net change in unrealized appreciation (depreciation) on investments	177,291
Net increase in net assets resulting from operations	230,898

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(120,839)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	7,521,515
Transaction Fees (Note 5)	7,000
Net increase in net assets from shares of beneficial interest	7,528,515

TOTAL INCREASE IN NET ASSETS	7,638,574

NET ASSETS:
Beginning of Period	-
End of Period	$7,638,574

SHARE ACTIVITY
Shares Sold	290,000
Net increase in shares of beneficial interest outstanding	290,000

*	The National Security Emerging Markets Index ETF commenced operations on December 6, 2023.

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the Period Ended November 30, 2024*
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (1)	0.52
Net realized and unrealized gain on investments	1.31
Total from investment operations	1.83

Less distributions from:
Net investment income	(0.49)

Net asset value, end of period	$26.34

Market price, end of period	$26.35

Total return (2)	7.30	%(3)

Net assets, end of period (000s)	$7,639

Ratio of gross expenses to average net assets	0.75	%(4)
Ratio of net expenses to average net assets	0.75	%(4)
Ratio of net investment income to average net assets	1.98	%(4)
Portfolio Turnover Rate (5)	42	%(3)

*	The National Security Emerging Markets ETF commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2024

1.	ORGANIZATION

The National Security Emerging Markets Index ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to track the results, before fees and expenses, of the Alerian National Security Emerging Markets Index (the “Index”). The Fund invests at least 80% of its total assets in component securities of the Index. The Index consists of stocks listed on globally recognized stock exchanges that excludes companies benefiting end-users that, in the view of the sponsor of the Fund, National Security Index, LLC (the “Sponsor”) pose a threat to the national security interests of the United States. The Fund commenced operations on December 6, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Security Valuation – The Fund records its investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective NAV as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third-party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,278,331	$-	$-	$7,278,331
Total	$7,278,331	$-	$-	$7,278,331

The Fund did not hold any Level 2 or 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least semi-annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually for the Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns to be filed for the open tax year ended November 30, 2024. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended November 30, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which there is a reasonable possibility that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

PRINCIPAL INVESTMENT RISKS:

Currency Exchange Rate Risk – To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Risk – The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transactions, short-term investments and U.S. government securities, amounted to the following:

Fund	Purchases	Sales
National Security Emerging Markets Index ETF	$3,316,864	$2,524,518

For the period ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

Fund	Purchases	Sales
National Security Emerging Markets Index ETF	$6,377,921	$-

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Tuttle Capital Management, LLC, is the investment adviser for the Fund (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets for the Fund. For the period ended November 30, 2024, the Fund incurred $46,369 in advisory fees.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and will not be paid by the Fund unless authorized by the Board.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and independent Trustees’ fees, but not any front-end or contingent deferred loads; brokerage fees and commissions; any Rule 12b-l fees; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Services, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

For the period ended November 30, 2024, the Trustees received fees in the aggregate amount of $10,637, paid by the Adviser.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of the Fund’s shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$500	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At November 30, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$7,171,087	$939,078	$(831,834)	$107,244

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the period ended November 30, 2024, was as follows:

Fiscal Year Ended
November 30, 2024
Ordinary Income	$120,839
Long-Term Capital Gain	-
Return of Capital	-
$120,839

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2024

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$87,699	$-	$(1,620)	$(83,264)	$-	$107,244	$110,059

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences for the Fund is primarily the mark to market on passive foreign investment companies.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,620.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of National Security Emerging Markets Index ETF and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of National Security Emerging Markets Index ETF (the “Fund”), a series of Northern Lights Fund Trust IV, as of November 30, 2024, the related statement of operations, statement of changes in net assets, and the financial highlights for the period December 6, 2023 (commencement of operations) through November 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations, the changes in net assets, and the financial highlights for the period December 6, 2023 (commencement of operations) through November 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2018.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

January 29, 2025

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

ADDITIONAL INFORMATION

November 30, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 833-906-5569 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang Principal Executive Officer

Date:	2/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang Principal Executive Officer

Date:	2/3/2025

By	/s/ Sam Singh
Sam Singh Principal Financial Officer

Date:	2/3/2025